Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
SEGMENT INFORMATION

4.    SEGMENT INFORMATION

Emera is an energy and services company which invests in electricity generation, transmission and distribution, gas transmission and utility energy services. Emera manages its reportable segments separately due to their different geographical, operating and regulatory environments. Segments are reported based on each subsidiary’s contribution of revenues, net income and total assets.

As at December 31, 2011, Emera has five reporting segments, specifically:

•	NSPI;
•	Maine Utility Operations (Bangor Hydro and MPS);
•	Caribbean Utility Operations (BLPC, GBPC and Lucelec);
•	Brunswick Pipeline; and
•	Other (Emera Energy Services, EUS, M&NP, other strategic investments, holding companies, and inter-segment eliminations).

Bangor Hydro and MPS have been combined into Maine Utility Operations as the companies have similar geographical, operating, and regulatory environments. In Q4 2010, MPS was reported in “Other”. BLPC, GBPC and Lucelec have been combined into Caribbean Utility Operations as the companies have similar regulated operations including generation, transmission and distribution. In Q4 2010, the Company reported Caribbean Utility Operations in “Other” as Emera’s investment in these entities was not substantial enough to meet segment reporting requirements. Prior periods have been restated to reflect the Maine Utility and Caribbean Utility Operations as segments.

millions of Canadian dollars	NSPI	Maine Utility Operations	Caribbean Utility Operations	Brunswick Pipeline	Other and Eliminations	Total
Year ended December 31, 2011
Operating revenues from external customers (1)	$1,232.5	$202.4	$406.3	$49.7	$148.9	$2,039.8
Inter-segment revenues (1)	0.5	-	-	-	24.1	24.6
Total operating revenues	1,233.0	202.4	406.3	49.7	173.0	2,064.4
Allowance for funds used during construction – debt and equity	16.2	6.1	1.5	-	0.2	24.0
Regulated fuel adjustment	(8.5)	-	-	-	-	(8.5)
Depreciation and amortization	187.2	36.5	22.6	0.1	3.6	250.0
Interest expense	122.6	14.0	9.2	-	34.7	180.5
Interest revenue	10.0	0.5	-	-	(0.3)	10.2
Internally allocated interest (2)	-	-	-	(30.2)	30.2	-
Gain on acquisition	-	-	-	-	28.2	28.2
Income from equity investments	-	-	2.8	-	18.7	21.5
Income tax expense (recovery)	(44.9)	22.4	0.7	-	(14.9)	(36.7)
Capital expenditures	307.9	91.9	69.6	0.2	25.4	495.0
Net income attributable to common shareholders	123.5	37.0	46.8	19.7	14.1	241.1
As at December 31, 2011
Total assets	3,897.0	963.0	848.8	545.8	669.0	6,923.6
Investments subject to significant influence	-	1.2	26.7	-	194.8	222.7
Goodwill	-	116.4	77.5	-	3.8	197.7
(1)	All significant inter-company balances and inter-company transactions have been eliminated on consolidation except for certain transactions between non-regulated and regulated entities that have not been eliminated because management believes that the elimination of these transactions would understate property, plant and equipment, operating, maintenance and general expenses, or regulated fuel for generation and purchased power. Eliminated transactions are included in determining reportable segments.
(2)	Segment net income is reported on a basis that includes internally allocated financing costs.

millions of Canadian dollars	NSPI	Maine Utility Operations	Caribbean Utility Operations	Brunswick Pipeline	Other and Eliminations	Total
Year ended December 31, 2010
Operating revenues from external customers (1)	$1,190.2	$172.4	-	$48.9	$171.0	$1,582.5
Inter-segment revenues (1)	1.2	-	-	-	22.4	23.6
Total operating revenues	1,191.4	172.4	-	48.9	193.4	1,606.1
Allowance for funds used during construction – debt and equity	17.2	5.1	-	-	-	22.3
Regulated fuel adjustment	(99.0)	-	-	-	-	(99.0)
Depreciation and amortization	188.1	21.5	-	0.1	3.8	213.5
Interest expense	117.7	12.6	-	-	33.2	163.5
Interest revenue	4.1	-	-	-	0.1	4.2
Internally allocated interest (2)	-	-	-	(30.6)	30.6	-
Gain on acquisition	-	-	-	-	22.5	22.5
Income from equity investments	-	-	$4.7	-	10.6	15.3
Income tax expense (recovery)	(13.4)	18.8	-	-	(13.5)	(8.1)
Capital expenditures	533.3	41.3	-	10.8	(18.9)	566.5
Net income attributable to common shareholders	119.2	31.9	19.8	19.7	0.1	190.7
As at December 31, 2010
Total assets	3,804.7	880.8	395.9	507.8	489.8	6,079.0
Investments subject to significant influence	-	1.1	136.7	-	108.2	246.0
Goodwill	-	113.5	53.5	-	0.4	167.4
(1)	All significant inter-company balances and inter-company transactions have been eliminated on consolidation except for certain transactions between non-regulated and regulated entities that have not been eliminated because management believes that the elimination of these transactions would understate property, plant and equipment, operating, maintenance and general expenses, or regulated fuel for generation and purchased power. Eliminated transactions are included in determining reportable segments.
(2)	Segment net income is reported on a basis that includes internally allocated financing costs.